Deposits - Summary of Breakdown of Deposits (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of deposits [Line Items]
Current	R$ 511,015	R$ 334,197
Non-current	297,995	172,863
Total	809,010	507,060
Interest-bearing deposits [Member]
Disclosure of deposits [Line Items]
Current	376,139	251,882
Non-current	297,995	172,863
Total	674,134	424,745
Time deposits [Member]
Disclosure of deposits [Line Items]
Current	193,484	104,458
Non-current	297,750	172,708
Total	491,234	277,166
Interbank [member]
Disclosure of deposits [Line Items]
Current	3,185	2,866
Non-current	245	155
Total	3,430	3,021
Savings deposits [member]
Disclosure of deposits [Line Items]
Current	179,470	144,558
Total	179,470	144,558
Non-interest bearing deposits [Member]
Disclosure of deposits [Line Items]
Current	134,876	82,315
Total	134,876	82,315
Demand deposits [Member]
Disclosure of deposits [Line Items]
Current	134,805	82,306
Total	134,805	82,306
Other [Member]
Disclosure of deposits [Line Items]
Current	71	9
Total	R$ 71	R$ 9